Accounts receivable (Tables)	12 Months Ended
Mar. 26, 2016
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts, at March 26, 2016 and March 28, 2015 consist of the following:

	As of
	March 26, 2016	March 28, 2015
	(In thousands)

Customer trade receivables	$8,041	$5,384
Other receivables	2,252	2,312

	$10,293	$7,696

Schedule of Continuity of Allowance for Doubtful Accounts

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 30, 2013	$2,109
Reduction in provision recorded	(7)
Net write-offs	(296)

Balance March 29, 2014	1,806
Additional provision recorded	613
Net write-offs	(160)

Balance March 28, 2015	2,259
Additional provision recorded	190
Net write-offs	(294)

Balance March 26, 2016	$2,155